Note 8 - Disclosure of Financial Instruments and Risk Management (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Interest expense	€ 4,781	€ 2,040	€ 702
Trade and other receivables denominated in foreign currency	0
Total equity	83,439	(5,026)	(18,568)	€ (13,786)
Total financial liabilities at fair value through profit or loss	0	6,859
Repayments of borrowings	2,187	2,327	(0)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Total losses (gains) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(16)	21
Level 3 of fair value hierarchy [member] | Mandatory convertible notes [member]
Statement Line Items [Line Items]
Total losses (gains) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(16)	21
Interest rate risk [member]
Statement Line Items [Line Items]
Interest expense	€ 156	49	€ 0
Credit risk [member]
Statement Line Items [Line Items]
Repayments of borrowings		€ 1,662